Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	19,161,370
Maximum Aggregate Offering Price	$ 4,704,385,154.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 649,675.59
Rule 457(f)	true
Amount of Securities Received | shares	59,692,744
Value of Securities Received, Per Share	78.81
Value of Securities Received	$ 4,704,385,154.64
Fee Note MAOP	$ 4,704,385,154.64
Offering Note	The Amount Registered represents the maximum number of shares of common stock, par value $0.01 per share ("Amazon common stock"), of Amazon.com, Inc. (the "Registrant") estimated to be registered pursuant to this registration statement on Form S-4 (this "Registration Statement") and issuable upon completion of the first merger and the other transactions contemplated by the Agreement and Plan of Merger, dated as of April 13, 2026 (the "Merger Agreement"), by and among the Registrant, Grapefruit Acquisition Sub I, Inc., Grapefruit Acquisition Sub II, LLC and Globalstar, Inc. ("Globalstar") (as described in this Registration Statement) based upon the product of (a) the exchange ratio of 0.3210 shares of Amazon common stock per share of Globalstar common stock, par value $0.0001 per share ("Globalstar common stock"), and (b) 59,692,744 shares of Globalstar common stock, the estimated maximum number of shares of Globalstar common stock that may be exchanged or converted for the securities being registered assuming that all the holders of Globalstar common stock elect to receive stock consideration, comprising (i) the sum of (1) 129,563,456 shares of Globalstar common stock issued and outstanding as of July 30, 2026, (2) 3,607,094 shares of Globalstar common stock underlying the warrants of Globalstar, (3) 481,152 shares of Globalstar common stock underlying options of Globalstar, (4) 10,153 shares of Globalstar common stock underlying the Globalstar unvested restricted stock units, and (5) 89,138 shares of Globalstar common stock underlying performance-based restricted stock unit awards of Globalstar, less (ii) 74,058,249 shares of Globalstar common stock held by stockholders affiliated with Thermo Funding II, LLC (the "Supporting Stockholders"). For the avoidance of doubt, the Supporting Stockholders will not receive, through the conversion of the Globalstar common stock they hold, any shares of Amazon common stock that are registered pursuant to this Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered such additional shares of Amazon common stock that may be issued because of events such as recapitalizations, stock dividends, stock splits and reverse stock splits, and similar transactions. The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated pursuant to Rule 457(f)(1) and Rule 457(c) under the Securities Act. Such amount was calculated as the product of (x) $78.81, the average of the high and low prices of Globalstar common stock as reported on The Nasdaq Stock Market LLC on July 28, 2026, and (y) 59,692,744 the estimated maximum number of shares of Globalstar common stock that may be exchanged or converted for the securities being registered.